Fair Value of Financial Assets and Liabilities - Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Sensitivity to changes in key assumptions of models [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Sensitivity to changes in key assumptions of models	$ (2,575)	$ (3,417)
Level 3 of fair value hierarchy [member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Financial Assets	83,664	123,229
Financial Assets held for trading at fair value through profit or loss [Member] | Sensitivity to changes in key assumptions of models [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Sensitivity to changes in key assumptions of models	(255)	(696)
Financial Assets held for trading at fair value through profit or loss [Member] | Level 3 of fair value hierarchy [member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Financial Assets	11,273	34,363
Financial Assets held for trading at fair value through profit or loss [Member] | Level 3 of fair value hierarchy [member] | Debt Financial Instruments [Member] | Other debt financial instruments issued in Chile [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Financial Assets	11,273	34,363
Financial Assets held for trading at fair value through profit or loss [Member] | Level 3 of fair value hierarchy [member] | Sensitivity to changes in key assumptions of models [Member] | Debt Financial Instruments [Member] | Other debt financial instruments issued in Chile [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Sensitivity to changes in key assumptions of models	(255)	(696)
Financial Assets at fair value through Other Comprehensive Income [Member] | Sensitivity to changes in key assumptions of models [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Sensitivity to changes in key assumptions of models	(2,320)	(2,721)
Financial Assets at fair value through Other Comprehensive Income [Member] | Level 3 of fair value hierarchy [member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Financial Assets	72,391	88,866
Financial Assets at fair value through Other Comprehensive Income [Member] | Level 3 of fair value hierarchy [member] | Debt Financial Instruments [Member] | Other debt financial instruments issued in Chile [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Financial Assets	71,922	88,483
Financial Assets at fair value through Other Comprehensive Income [Member] | Level 3 of fair value hierarchy [member] | Equity Instruments [Member] | Instruments issued in Chile [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Financial Assets	357	358
Financial Assets at fair value through Other Comprehensive Income [Member] | Level 3 of fair value hierarchy [member] | Equity Instruments [Member] | Instruments issued Abroad [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Financial Assets	112	25
Financial Assets at fair value through Other Comprehensive Income [Member] | Level 3 of fair value hierarchy [member] | Sensitivity to changes in key assumptions of models [Member] | Debt Financial Instruments [Member] | Other debt financial instruments issued in Chile [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Sensitivity to changes in key assumptions of models	(2,320)	(2,721)
Financial Assets at fair value through Other Comprehensive Income [Member] | Level 3 of fair value hierarchy [member] | Sensitivity to changes in key assumptions of models [Member] | Equity Instruments [Member] | Instruments issued in Chile [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Sensitivity to changes in key assumptions of models
Financial Assets at fair value through Other Comprehensive Income [Member] | Level 3 of fair value hierarchy [member] | Sensitivity to changes in key assumptions of models [Member] | Equity Instruments [Member] | Instruments issued Abroad [Member]
Schedule of Instruments Classified in Level 3 using Alternative in Key Valuation Assumptions [Line Items]
Sensitivity to changes in key assumptions of models